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www.dechert.com

CLAIRE HINSHAW

claire.hinshaw@dechert.com

+1 617 728 7189 Direct

+1 617 426 6567 Fax

August 7, 2024

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (“Registrant”)

File Nos. 333-200933 and 811-23013

Post-Effective Amendment No. 651

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 651 to the Registrant’s registration statement on Form N-lA (“Registration Statement”) under the 1933 Act and Amendment No. 654 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Shares of the U.S. Large Cap Buffer 1 ETF, Goldman Sachs U.S. Large Cap Buffer 2 ETF and Goldman Sachs U.S. Large Cap Buffer 3 ETF, each a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7189.

Sincerely,

/s/ Claire J. Hinshaw
Claire J. Hinshaw